Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues (includes related party revenue of $33 and $643 for the three and six months ended June 30, 2017, respectively, and $(3,135) and $1,171 for the three and six months ended June 30, 2016, respectively)	$ 50,018	$ 44,877	$ 92,429	$ 90,518
Time charter and voyage expenses	0	(1,962)	(1,413)	(3,811)
Direct vessel expenses	(1,631)	(1,526)	(3,333)	(2,990)
Management fees (entirely through related parties transactions)	(15,462)	(14,719)	(29,805)	(29,439)
General and administrative expenses	(4,865)	(2,611)	(8,077)	(5,099)
Depreciation and amortization	(18,680)	(18,809)	(35,455)	(37,614)
Vessel impairment losses	0	(17,193)	0	(17,193)
Interest expense and finance cost, net	(8,145)	(8,369)	(18,500)	(16,033)
Interest income	803	92	1,326	164
Other income	2,950	3,413	6,070	4,899
Other expense	(543)	0	(4,450)	0
Net income/ (loss)	4,445	(16,807)	(1,208)	(16,598)
Less: Net income attributable to the noncontrolling interest	(355)	0	(355)	0
Net income/ (loss) attributable to common unitholders	$ 4,090	$ (16,807)	$ (1,563)	$ (16,598)
Earnings/ (loss) per unit:
Common unit (basic and diluted)	$ 0.03	$ (0.2)	$ (0.01)	$ (0.2)